Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement Of Comprehensive Income [Abstract]
Net Loss	$ (32,133)	$ (27,816)	$ (52,982)	$ (55,473)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	35	25	57	(51)
Exchange differences on translation of foreign operations from discontinued operations	(104)	(37)	(140)	119
Reclassification of exchange differences on translation of foreign operations sold to consolidated statement of operations (note 3)	(44)		(44)
Total other comprehensive income (loss)	(113)	(12)	(127)	68
Total comprehensive loss	(32,246)	(27,828)	(53,109)	(55,405)
Total comprehensive loss attributable to:
Non-controlling interests	(93)	(56)	(677)	(369)
Owners of the parent- Continuing operations	(12,469)	(13,076)	(25,865)	(24,808)
Owners of the parent- Discontinued operations	(19,684)	(14,696)	(26,567)	(30,228)
Total comprehensive loss	$ (32,246)	$ (27,828)	$ (53,109)	$ (55,405)